Cost of sales, without considering depreciation and amortization - Incremental costs related to COVID-19 pandemic and care and maintenance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure of cost of sales [Line Items]
Incremental costs related to COVID-19 pandemic and care and maintenance, capitalized to inventory	$ 0
Incremental costs (i)	27,157
Personnel expenses (i)	11,446
Labor expenses (ii)	5,069
Incremental labor costs	14,300
Incremental costs of services	9,500
Incremental other costs	3,300
Incremental costs related to COVID-19	43,672
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Incremental costs (i)	51,071
Labor and other employee expenses (ii)	29,705
Severance costs (iii)	7,485
Capital project write-off	6,255
Exceptional contributions and donations	1,186
Incremental costs related to COVID-19	95,702
Incremental depreciation	21,900
Severance costs associated with employee retirement programs	$ 7,100